Audit Information	12 Months Ended
Dec. 31, 2025
Audit Information [Abstract]
Auditor Name	PricewaterhouseCoopers Assurance, Société coopérative
Auditor Location	2 rue Gerhard Mercator, L-2182 Luxembourg
PCAOB Auditor Firm ID	1328